Note 8 - Securities Owned and Securities Sold, But Note Yet Purchased at Fair Value - 10Q (Detail) (USD $)	Dec. 31, 2012
Fair Market Value [Member]
Share Price	$ 0.10
Quoted Market Price [Member]
Share Price	$ 0.55
Development Stage Company [Member]
Common Stock, Other Shares, Outstanding (in Shares)	1,800,000